Nature of Operations and Going Concern - Additional Information (Details) $ in Thousands, $ in Millions		3 Months Ended		6 Months Ended
	Jun. 04, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Net loss		$ 32,133	$ 27,816	$ 52,982	$ 55,473
Operating cash flows				29,647	$ 31,937
Working capital		38,300		38,300		$ 49,200
Accumulated deficit		$ 1,139,354		$ 1,139,354		$ 1,087,049
Prometic Biotherapeutics Inc
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Purchase price received	$ 105
PRV | Definitive Agreement for Sale | Discontinued Operations
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Percentage of net proceeds from subsidiaries	30.00%
PRV | Prometic Biotherapeutics Inc
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Purchase price received	$ 105